Schedule III Real Estate and Accumulated Depreciation - Real Estate and Accumulated Depreciation, by Property (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Initial Costs to Company
Encumbrances	$ 30,310,000
Land	153,258,000
Buildings and Improvements	1,788,637,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	84,091,000
Buildings and Improvements	7,829,825,000
Total Costs
Land	237,349,000
Buildings and Improvements	9,618,462,000
Accumulated Depreciation	(3,175,972,000)	$ (2,595,648,000)	$ (2,242,345,000)	$ (1,904,311,000)
Taxable basis in aggregate initial cost	11,890,862,000
Operating Lease [Member]
Total Costs
Initial cost	0
Americas | AT1 Atlanta [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	120,368,000
Total Costs
Land	0
Buildings and Improvements	120,368,000
Accumulated Depreciation	(33,293,000)
Americas | AT2 Atlanta [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	41,845,000
Total Costs
Land	0
Buildings and Improvements	41,845,000
Accumulated Depreciation	(16,871,000)
Americas | AT3 Atlanta [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,935,000
Total Costs
Land	0
Buildings and Improvements	3,935,000
Accumulated Depreciation	(1,257,000)
Americas | BO1 BOSTON (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	11,332,000
Total Costs
Land	0
Buildings and Improvements	11,332,000
Accumulated Depreciation	(5,999,000)
Americas | CH1 CHICAGO (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	155,387,000
Total Costs
Land	0
Buildings and Improvements	155,387,000
Accumulated Depreciation	(99,289,000)
Americas | CH2 CHICAGO (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	104,108,000
Total Costs
Land	0
Buildings and Improvements	104,108,000
Accumulated Depreciation	(48,677,000)
Americas | CH3 CHICAGO (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	9,759,000
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	351,000
Buildings and Improvements	229,398,000
Total Costs
Land	10,110,000
Buildings and Improvements	229,398,000
Accumulated Depreciation	(88,929,000)
Americas | CH4 CHICAGO (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	21,566,000
Total Costs
Land	0
Buildings and Improvements	21,566,000
Accumulated Depreciation	(8,181,000)
Americas | DA1 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	73,407,000
Total Costs
Land	0
Buildings and Improvements	73,407,000
Accumulated Depreciation	(46,642,000)
Americas | DA2 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	78,681,000
Total Costs
Land	0
Buildings and Improvements	78,681,000
Accumulated Depreciation	(17,561,000)
Americas | DA3 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	85,099,000
Total Costs
Land	0
Buildings and Improvements	85,099,000
Accumulated Depreciation	(25,993,000)
Americas | DA4 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	17,421,000
Total Costs
Land	0
Buildings and Improvements	17,421,000
Accumulated Depreciation	(7,702,000)
Americas | DA6 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	20,522,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	83,115,000
Total Costs
Land	0
Buildings and Improvements	103,637,000
Accumulated Depreciation	(11,130,000)
Americas | DA7 Dallas [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	26,431,000
Total Costs
Land	0
Buildings and Improvements	26,431,000
Accumulated Depreciation	(2,351,000)
Americas | DC1 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,120,000
Total Costs
Land	0
Buildings and Improvements	5,120,000
Accumulated Depreciation	(363,000)
Americas | DC2 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	5,047,000
Buildings and Improvements	153,115,000
Total Costs
Land	5,047,000
Buildings and Improvements	153,115,000
Accumulated Depreciation	(126,299,000)
Americas | DC3 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	37,451,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	52,846,000
Total Costs
Land	0
Buildings and Improvements	90,297,000
Accumulated Depreciation	(46,073,000)
Americas | DC4 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	1,906,000
Buildings and Improvements	7,272,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	71,942,000
Total Costs
Land	1,906,000
Buildings and Improvements	79,214,000
Accumulated Depreciation	(46,128,000)
Americas | DC5 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	1,429,000
Buildings and Improvements	4,983,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	88,407,000
Total Costs
Land	1,429,000
Buildings and Improvements	93,390,000
Accumulated Depreciation	(52,407,000)
Americas | DC6 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	1,429,000
Buildings and Improvements	5,082,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	86,711,000
Total Costs
Land	1,429,000
Buildings and Improvements	91,793,000
Accumulated Depreciation	(35,116,000)
Americas | DC7 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	20,605,000
Total Costs
Land	0
Buildings and Improvements	20,605,000
Accumulated Depreciation	(10,099,000)
Americas | DC8 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,186,000
Total Costs
Land	0
Buildings and Improvements	5,186,000
Accumulated Depreciation	(4,614,000)
Americas | DC10 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	44,601,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	70,790,000
Total Costs
Land	0
Buildings and Improvements	115,391,000
Accumulated Depreciation	(30,595,000)
Americas | DC11 WASHINGTON, DC (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	1,429,000
Buildings and Improvements	5,082,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	165,021,000
Total Costs
Land	1,429,000
Buildings and Improvements	170,103,000
Accumulated Depreciation	(20,495,000)
Americas | DE1 DENVER (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	9,978,000
Total Costs
Land	0
Buildings and Improvements	9,978,000
Accumulated Depreciation	(5,968,000)
Americas | LA1 LOS ANGELES [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	110,624,000
Total Costs
Land	0
Buildings and Improvements	110,624,000
Accumulated Depreciation	(60,332,000)
Americas | LA2 LOS ANGELES [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	11,861,000
Total Costs
Land	0
Buildings and Improvements	11,861,000
Accumulated Depreciation	(9,870,000)
Americas | LA3 EL SEGUNDO [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	34,727,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	3,959,000
Buildings and Improvements	21,931,000
Total Costs
Land	3,959,000
Buildings and Improvements	56,658,000
Accumulated Depreciation	(42,651,000)
Americas | LA4 EL SEGUNDO [Member]
Initial Costs to Company
Encumbrances	0
Land	19,333,000
Buildings and Improvements	137,630,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	28,247,000
Total Costs
Land	19,333,000
Buildings and Improvements	165,877,000
Accumulated Depreciation	(60,398,000)
Americas | MI2 MIAMI (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	22,239,000
Total Costs
Land	0
Buildings and Improvements	22,239,000
Accumulated Depreciation	(10,570,000)
Americas | MI3 MIAMI (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	29,573,000
Total Costs
Land	0
Buildings and Improvements	29,573,000
Accumulated Depreciation	(7,983,000)
Americas | NY1 NEWARK [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	79,857,000
Total Costs
Land	0
Buildings and Improvements	79,857,000
Accumulated Depreciation	(42,647,000)
Americas | NY2 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	17,859,000
Buildings and Improvements	194,181,000
Total Costs
Land	17,859,000
Buildings and Improvements	194,181,000
Accumulated Depreciation	(120,724,000)
Americas | NY4 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	330,754,000
Total Costs
Land	0
Buildings and Improvements	330,754,000
Accumulated Depreciation	(153,480,000)
Americas | NY5 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	243,296,000
Total Costs
Land	0
Buildings and Improvements	243,296,000
Accumulated Depreciation	(38,838,000)
Americas | NY6 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	73,266,000
Total Costs
Land	0
Buildings and Improvements	73,266,000
Accumulated Depreciation	(5,587,000)
Americas | NY7 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	24,660,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	138,865,000
Total Costs
Land	0
Buildings and Improvements	163,525,000
Accumulated Depreciation	(88,677,000)
Americas | NY8 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	12,159,000
Total Costs
Land	0
Buildings and Improvements	12,159,000
Accumulated Depreciation	(6,118,000)
Americas | NY9 NEW YORK CITY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	53,840,000
Total Costs
Land	0
Buildings and Improvements	53,840,000
Accumulated Depreciation	(28,065,000)
Americas | PH1 PHILADELPHIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	43,979,000
Total Costs
Land	0
Buildings and Improvements	43,979,000
Accumulated Depreciation	(10,365,000)
Americas | SE2 SEATTLE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	29,242,000
Total Costs
Land	0
Buildings and Improvements	29,242,000
Accumulated Depreciation	(19,757,000)
Americas | SE3 SEATTLE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	1,760,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	94,947,000
Total Costs
Land	0
Buildings and Improvements	96,707,000
Accumulated Depreciation	(22,692,000)
Americas | SV1 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	15,545,000
Buildings and Improvements	159,286,000
Total Costs
Land	15,545,000
Buildings and Improvements	159,286,000
Accumulated Depreciation	(104,600,000)
Americas | SV2 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	147,154,000
Total Costs
Land	0
Buildings and Improvements	147,154,000
Accumulated Depreciation	(68,545,000)
Americas | SV3 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	43,738,000
Total Costs
Land	0
Buildings and Improvements	43,738,000
Accumulated Depreciation	(38,220,000)
Americas | SV4 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	25,941,000
Total Costs
Land	0
Buildings and Improvements	25,941,000
Accumulated Depreciation	(19,003,000)
Americas | SV5 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	6,238,000
Buildings and Improvements	98,991,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	88,737,000
Total Costs
Land	6,238,000
Buildings and Improvements	187,728,000
Accumulated Depreciation	(43,544,000)
Americas | SV6 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	15,585,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	21,811,000
Total Costs
Land	0
Buildings and Improvements	37,396,000
Accumulated Depreciation	(22,079,000)
Americas | SV8 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	48,939,000
Total Costs
Land	0
Buildings and Improvements	48,939,000
Accumulated Depreciation	(21,363,000)
Americas | SV12 SILICON VALLEY (METRO) [Member]
Initial Costs to Company
Encumbrances	0
Land	20,535,000
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	(222,000)
Buildings and Improvements	2,277,000
Total Costs
Land	20,313,000
Buildings and Improvements	2,277,000
Accumulated Depreciation	0
Americas | TR1 TORONTO, CANADA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	90,158,000
Total Costs
Land	0
Buildings and Improvements	90,158,000
Accumulated Depreciation	(19,895,000)
Americas | TR2 TORONTO, CANADA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	21,113,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	76,387,000
Total Costs
Land	0
Buildings and Improvements	97,500,000
Accumulated Depreciation	(7,133,000)
Americas | RJ1 RIO DE JANEIRO, BRAZIL [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	26,361,000
Total Costs
Land	0
Buildings and Improvements	26,361,000
Accumulated Depreciation	(17,933,000)
Americas | RJ2 RIO DE JANEIRO, BRAZIL [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	2,012,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	34,237,000
Total Costs
Land	0
Buildings and Improvements	36,249,000
Accumulated Depreciation	(10,145,000)
Americas | SP1 SÃO PAULO, BRAZIL [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	10,188,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	23,181,000
Total Costs
Land	0
Buildings and Improvements	33,369,000
Accumulated Depreciation	(19,816,000)
Americas | SP2 SÃO PAULO, BRAZIL [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	73,615,000
Total Costs
Land	0
Buildings and Improvements	73,615,000
Accumulated Depreciation	(33,839,000)
Americas | OTHERS [Member]
Initial Costs to Company
Encumbrances	0
Land	52,630,000
Buildings and Improvements	18,709,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	934,000
Buildings and Improvements	185,212,000
Total Costs
Land	53,564,000
Buildings and Improvements	203,921,000
Accumulated Depreciation	(2,202,000)
EMEA | OTHERS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,019,000
Total Costs
Land	0
Buildings and Improvements	3,019,000
Accumulated Depreciation	(1,502,000)
EMEA | AM1 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	71,764,000
Total Costs
Land	0
Buildings and Improvements	71,764,000
Accumulated Depreciation	(23,787,000)
EMEA | AM2 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	53,661,000
Total Costs
Land	0
Buildings and Improvements	53,661,000
Accumulated Depreciation	(17,868,000)
EMEA | AM3 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	27,099,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	92,654,000
Total Costs
Land	0
Buildings and Improvements	119,753,000
Accumulated Depreciation	(22,758,000)
EMEA | AM5 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	92,199,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,029,000
Total Costs
Land	0
Buildings and Improvements	93,228,000
Accumulated Depreciation	(5,838,000)
EMEA | AM6 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	6,616,000
Buildings and Improvements	50,876,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,872,000
Total Costs
Land	6,616,000
Buildings and Improvements	54,748,000
Accumulated Depreciation	(2,691,000)
EMEA | AM7 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	7,397,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	363,000
Total Costs
Land	0
Buildings and Improvements	7,760,000
Accumulated Depreciation	(973,000)
EMEA | AM8 AMSTERDAM, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	9,291,000
Total Costs
Land	0
Buildings and Improvements	9,291,000
Accumulated Depreciation	(1,677,000)
EMEA | DB1 DUBLIN, IRELAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,852,000
Total Costs
Land	0
Buildings and Improvements	1,852,000
Accumulated Depreciation	(164,000)
EMEA | DB2 DUBLIN, IRELAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	12,460,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	671,000
Total Costs
Land	0
Buildings and Improvements	13,131,000
Accumulated Depreciation	(1,706,000)
EMEA | DB3 DUBLIN, IRELAND [Member]
Initial Costs to Company
Encumbrances	0
Land	3,334,000
Buildings and Improvements	54,387,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,507,000
Total Costs
Land	3,334,000
Buildings and Improvements	57,894,000
Accumulated Depreciation	(3,208,000)
EMEA | DB4 DUBLIN, IRELAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	26,875,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	9,899,000
Total Costs
Land	0
Buildings and Improvements	36,774,000
Accumulated Depreciation	(1,163,000)
EMEA | DU1 DÜSSELDORF, GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	21,330,000
Total Costs
Land	0
Buildings and Improvements	21,330,000
Accumulated Depreciation	(17,813,000)
EMEA | DX1 DUBAI, UNITED ARAB EMIRATES [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	45,710,000
Total Costs
Land	0
Buildings and Improvements	45,710,000
Accumulated Depreciation	(5,501,000)
EMEA | EN1 ENSCHEDE, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	22,408,000
Total Costs
Land	0
Buildings and Improvements	22,408,000
Accumulated Depreciation	(13,720,000)
EMEA | FR1 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,173,000
Total Costs
Land	0
Buildings and Improvements	7,173,000
Accumulated Depreciation	(6,792,000)
EMEA | FR2 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	11,212,000
Buildings and Improvements	198,157,000
Total Costs
Land	11,212,000
Buildings and Improvements	198,157,000
Accumulated Depreciation	(73,449,000)
EMEA | FR3 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	1,967,000
Buildings and Improvements	4,679,000
Total Costs
Land	1,967,000
Buildings and Improvements	4,679,000
Accumulated Depreciation	(1,178,000)
EMEA | FR4 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	11,578,000
Buildings and Improvements	9,307,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	51,650,000
Total Costs
Land	11,578,000
Buildings and Improvements	60,957,000
Accumulated Depreciation	(14,570,000)
EMEA | FR5 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	30,310,000
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	3,716,000
Buildings and Improvements	109,540,000
Total Costs
Land	3,716,000
Buildings and Improvements	109,540,000
Accumulated Depreciation	(20,552,000)
EMEA | FR7 FRANKFURT (METRO), GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	43,634,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,035,000
Total Costs
Land	0
Buildings and Improvements	44,669,000
Accumulated Depreciation	(4,492,000)
EMEA | GV1 GENEVA (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,846,000
Total Costs
Land	0
Buildings and Improvements	5,846,000
Accumulated Depreciation	(4,232,000)
EMEA | GV2 GENEVA (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	21,282,000
Total Costs
Land	0
Buildings and Improvements	21,282,000
Accumulated Depreciation	(13,709,000)
EMEA | HE1 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	2,732,000
Total Costs
Land	0
Buildings and Improvements	2,732,000
Accumulated Depreciation	(632,000)
EMEA | HE2 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,445,000
Total Costs
Land	0
Buildings and Improvements	1,445,000
Accumulated Depreciation	(524,000)
EMEA | HE3 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	8,765,000
Total Costs
Land	0
Buildings and Improvements	8,765,000
Accumulated Depreciation	(2,118,000)
EMEA | HE4 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	29,092,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,785,000
Total Costs
Land	0
Buildings and Improvements	32,877,000
Accumulated Depreciation	(2,824,000)
EMEA | HE5 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	7,564,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	64,000
Total Costs
Land	0
Buildings and Improvements	7,628,000
Accumulated Depreciation	(1,019,000)
EMEA | HE6 HELSINKI (METRO), FINLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	17,204,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	10,067,000
Total Costs
Land	0
Buildings and Improvements	27,271,000
Accumulated Depreciation	(540,000)
EMEA | IS1 ISTANBUL (METRO), TURKEY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,046,000
Total Costs
Land	0
Buildings and Improvements	7,046,000
Accumulated Depreciation	(2,126,000)
EMEA | LD1 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	2,352,000
Total Costs
Land	0
Buildings and Improvements	2,352,000
Accumulated Depreciation	(2,154,000)
EMEA | LD3 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	14,864,000
Total Costs
Land	0
Buildings and Improvements	14,864,000
Accumulated Depreciation	(9,975,000)
EMEA | LD4 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	23,044,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	56,232,000
Total Costs
Land	0
Buildings and Improvements	79,276,000
Accumulated Depreciation	(30,704,000)
EMEA | LD5 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	16,412,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	162,639,000
Total Costs
Land	0
Buildings and Improvements	179,051,000
Accumulated Depreciation	(51,491,000)
EMEA | LD6 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	103,276,000
Total Costs
Land	0
Buildings and Improvements	103,276,000
Accumulated Depreciation	(6,038,000)
EMEA | LD8 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	107,544,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	4,834,000
Total Costs
Land	0
Buildings and Improvements	112,378,000
Accumulated Depreciation	(7,598,000)
EMEA | LD9 LONDON (METRO), UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	181,431,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,667,000
Total Costs
Land	0
Buildings and Improvements	183,098,000
Accumulated Depreciation	(11,741,000)
EMEA | MA1 MANCHESTER, UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	4,254,000
Total Costs
Land	0
Buildings and Improvements	4,254,000
Accumulated Depreciation	(797,000)
EMEA | MA2 MANCHESTER, UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	6,619,000
Total Costs
Land	0
Buildings and Improvements	6,619,000
Accumulated Depreciation	(952,000)
EMEA | MA3 MANCHESTER, UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	44,931,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	316,000
Total Costs
Land	0
Buildings and Improvements	45,247,000
Accumulated Depreciation	(4,305,000)
EMEA | MA4 MANCHESTER, UNITED KINGDOM [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	6,697,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	65,000
Total Costs
Land	0
Buildings and Improvements	6,762,000
Accumulated Depreciation	(748,000)
EMEA | ML1 MILAN (METRO), ITALY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	806,000
Total Costs
Land	0
Buildings and Improvements	806,000
Accumulated Depreciation	(742,000)
EMEA | ML2 MILAN (METRO), ITALY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,650,000
Total Costs
Land	0
Buildings and Improvements	5,650,000
Accumulated Depreciation	(2,676,000)
EMEA | ML3 MILAN (METRO), ITALY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	11,937,000
Total Costs
Land	0
Buildings and Improvements	11,937,000
Accumulated Depreciation	(5,373,000)
EMEA | ML4 MILAN (METRO), ITALY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	6,870,000
Total Costs
Land	0
Buildings and Improvements	6,870,000
Accumulated Depreciation	(1,346,000)
EMEA | MU1 MUNICH, GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	14,818,000
Total Costs
Land	0
Buildings and Improvements	14,818,000
Accumulated Depreciation	(11,501,000)
EMEA | MU3 MUNICH, GERMANY [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	726,000
Total Costs
Land	0
Buildings and Improvements	726,000
Accumulated Depreciation	(38,000)
EMEA | PA1 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	21,527,000
Total Costs
Land	0
Buildings and Improvements	21,527,000
Accumulated Depreciation	(17,093,000)
EMEA | PA2 & PA3 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	29,615,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	23,723,000
Buildings and Improvements	240,675,000
Total Costs
Land	23,723,000
Buildings and Improvements	270,290,000
Accumulated Depreciation	(75,980,000)
EMEA | PA4 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	1,701,000
Buildings and Improvements	9,503,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	127,215,000
Total Costs
Land	1,701,000
Buildings and Improvements	136,718,000
Accumulated Depreciation	(26,823,000)
EMEA | PA5 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	16,554,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	843,000
Total Costs
Land	0
Buildings and Improvements	17,397,000
Accumulated Depreciation	(1,575,000)
EMEA | PA6 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	56,322,000
Total Costs
Land	0
Buildings and Improvements	56,322,000
Accumulated Depreciation	(5,006,000)
EMEA | PA7 PARIS (METRO), FRANCE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	12,300,000
Total Costs
Land	0
Buildings and Improvements	12,300,000
Accumulated Depreciation	(1,951,000)
EMEA | SK1 STOCKHOLD, (METRO), SWEDEN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	15,495,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	574,000
Total Costs
Land	0
Buildings and Improvements	16,069,000
Accumulated Depreciation	(2,216,000)
EMEA | SK2 STOCKHOLD, (METRO), SWEDEN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	80,148,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	251,000
Total Costs
Land	0
Buildings and Improvements	80,399,000
Accumulated Depreciation	(4,678,000)
EMEA | SK3 STOCKHOLD, (METRO), SWEDEN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	13,167,000
Total Costs
Land	0
Buildings and Improvements	13,167,000
Accumulated Depreciation	(858,000)
EMEA | SO1 SOFIA, BULGARIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	5,236,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	312,000
Total Costs
Land	0
Buildings and Improvements	5,548,000
Accumulated Depreciation	(353,000)
EMEA | WA1 WARSZAWA,POLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	5,950,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	592,000
Total Costs
Land	0
Buildings and Improvements	6,542,000
Accumulated Depreciation	(920,000)
EMEA | WA2 WARSZAWA,POLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	4,709,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	6,615,000
Total Costs
Land	0
Buildings and Improvements	11,324,000
Accumulated Depreciation	(770,000)
EMEA | ZH1 ZURICH (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,457,000
Total Costs
Land	0
Buildings and Improvements	5,457,000
Accumulated Depreciation	(4,619,000)
EMEA | ZH2 ZURICH (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,460,000
Total Costs
Land	0
Buildings and Improvements	5,460,000
Accumulated Depreciation	(3,563,000)
EMEA | ZH4 ZURICH (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	11,284,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	24,868,000
Total Costs
Land	0
Buildings and Improvements	36,152,000
Accumulated Depreciation	(16,116,000)
EMEA | ZH5 ZURICH (METRO), SWITZERLAND [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	37,232,000
Total Costs
Land	0
Buildings and Improvements	37,232,000
Accumulated Depreciation	(10,456,000)
EMEA | ZW1 ZWOLLE, THE NETHERLANDS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,331,000
Total Costs
Land	0
Buildings and Improvements	7,331,000
Accumulated Depreciation	(4,097,000)
Asia-Pacific | OTHERS [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	13,401,000
Total Costs
Land	0
Buildings and Improvements	13,401,000
Accumulated Depreciation	(4,661,000)
Asia-Pacific | HK1 HONG KONG, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	131,250,000
Total Costs
Land	0
Buildings and Improvements	131,250,000
Accumulated Depreciation	(65,402,000)
Asia-Pacific | HK2 HONG KONG, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	237,118,000
Total Costs
Land	0
Buildings and Improvements	237,118,000
Accumulated Depreciation	(51,447,000)
Asia-Pacific | HK3 HONG KONG, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	134,342,000
Total Costs
Land	0
Buildings and Improvements	134,342,000
Accumulated Depreciation	(44,062,000)
Asia-Pacific | HK4 HONG KONG, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,003,000
Total Costs
Land	0
Buildings and Improvements	7,003,000
Accumulated Depreciation	(3,963,000)
Asia-Pacific | ME1 MELBOURNE, AUSTRALIA [Member]
Initial Costs to Company
Encumbrances	0
Land	15,341,000
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	66,103,000
Total Costs
Land	15,341,000
Buildings and Improvements	66,103,000
Accumulated Depreciation	(5,854,000)
Asia-Pacific | OS1 OSAKA, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	14,876,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	37,851,000
Total Costs
Land	0
Buildings and Improvements	52,727,000
Accumulated Depreciation	(8,036,000)
Asia-Pacific | OS2 OSAKA, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	103,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	0
Total Costs
Land	0
Buildings and Improvements	103,000
Accumulated Depreciation	(26,000)
Asia-Pacific | SG1 SINGAPORE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	160,917,000
Total Costs
Land	0
Buildings and Improvements	160,917,000
Accumulated Depreciation	(104,697,000)
Asia-Pacific | SG2 SINGAPORE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	261,025,000
Total Costs
Land	0
Buildings and Improvements	261,025,000
Accumulated Depreciation	(99,403,000)
Asia-Pacific | SG3 SINGAPORE [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	34,844,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	96,449,000
Total Costs
Land	0
Buildings and Improvements	131,293,000
Accumulated Depreciation	(10,360,000)
Asia-Pacific | SH2 SHANGHAI, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	3,482,000
Total Costs
Land	0
Buildings and Improvements	3,482,000
Accumulated Depreciation	(971,000)
Asia-Pacific | SH3 SHANGHAI, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	7,066,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,024,000
Total Costs
Land	0
Buildings and Improvements	14,090,000
Accumulated Depreciation	(3,512,000)
Asia-Pacific | SH4 SHANGHAI, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	1,657,000
Total Costs
Land	0
Buildings and Improvements	1,657,000
Accumulated Depreciation	(1,422,000)
Asia-Pacific | SH5 SHANGHAI, CHINA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	11,284,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	19,003,000
Total Costs
Land	0
Buildings and Improvements	30,287,000
Accumulated Depreciation	(6,010,000)
Asia-Pacific | SY1 SYDNEY, AUSTRALIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	25,261,000
Total Costs
Land	0
Buildings and Improvements	25,261,000
Accumulated Depreciation	(14,036,000)
Asia-Pacific | SY2 SYDNEY, AUSTRALIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	3,080,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	32,510,000
Total Costs
Land	0
Buildings and Improvements	35,590,000
Accumulated Depreciation	(18,795,000)
Asia-Pacific | SY3 SYDNEY, AUSTRALIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	8,712,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	134,257,000
Total Costs
Land	0
Buildings and Improvements	142,969,000
Accumulated Depreciation	(42,948,000)
Asia-Pacific | SY4 SYDNEY, AUSTRALIA [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	84,679,000
Total Costs
Land	0
Buildings and Improvements	84,679,000
Accumulated Depreciation	(2,300,000)
Asia-Pacific | TY1 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	18,547,000
Total Costs
Land	0
Buildings and Improvements	18,547,000
Accumulated Depreciation	(10,787,000)
Asia-Pacific | TY2 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	75,386,000
Total Costs
Land	0
Buildings and Improvements	75,386,000
Accumulated Depreciation	(57,738,000)
Asia-Pacific | TY3 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	69,367,000
Total Costs
Land	0
Buildings and Improvements	69,367,000
Accumulated Depreciation	(23,762,000)
Asia-Pacific | TY4 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	49,287,000
Total Costs
Land	0
Buildings and Improvements	49,287,000
Accumulated Depreciation	(10,658,000)
Asia-Pacific | TY5 TOKYO, JAPAN
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	102,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	49,598,000
Total Costs
Land	0
Buildings and Improvements	49,700,000
Accumulated Depreciation	(2,045,000)
Asia-Pacific | TY6 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	37,941,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	12,412,000
Total Costs
Land	0
Buildings and Improvements	50,353,000
Accumulated Depreciation	(8,663,000)
Asia-Pacific | TY7 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	13,175,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	869,000
Total Costs
Land	0
Buildings and Improvements	14,044,000
Accumulated Depreciation	(2,759,000)
Asia-Pacific | TY8 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	53,848,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	5,044,000
Total Costs
Land	0
Buildings and Improvements	58,892,000
Accumulated Depreciation	(7,016,000)
Asia-Pacific | TY9 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	106,710,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	8,197,000
Total Costs
Land	0
Buildings and Improvements	114,907,000
Accumulated Depreciation	(15,450,000)
Asia-Pacific | TY10 TOKYO, JAPAN [Member]
Initial Costs to Company
Encumbrances	0
Land	0
Buildings and Improvements	69,881,000
Costs Capitalized Subsequent to Acquisition or Lease
Land	0
Buildings and Improvements	7,115,000
Total Costs
Land	0
Buildings and Improvements	76,996,000
Accumulated Depreciation	$ (5,707,000)